Accounts Receivable - net	12 Months Ended
Dec. 31, 2013
Accounts Receivable - net
Accounts Receivable - net

3.                                      Accounts Receivable - net

	December 31,	December 31,
	2012	2013
Trade receivables (note 9)	$25,606	$33,743
Allowance for doubtful accounts	(2,936)	(2,429)
	22,670	31,314
Other receivables	770	613
Total accounts receivable	$23,440	$31,927

As at December 31, 2012, accounts receivable with a carrying value of $5,600 (RMB 35 million) were pledged as collateral for a bank loan which was repaid in full in 2013. (note 9).

The allowance for doubtful accounts reflects the Company’s best estimate of probable losses inherent in the accounts receivable balance. The Company estimates the allowance based on known troubled accounts, historical experience, the age of the accounts receivable balances, credit quality of the Company’s customers, current economic conditions, and other factors that may affect customers’ ability to pay. The Company records its allowance for doubtful accounts based upon its assessment of various factors. As of December 31, 2013, the Company provided 100% (2012: 100%) allowance for accounts receivable aged more than three years, approximately 56.3% (2012: 100%) allowance for accounts receivable aged between two year and three years, approximately 16.9% (2012: 48.5%) allowance for accounts receivable aged between one year and two years, and approximately 1.7% (2012: 4%) allowance for accounts receivable aged less than one year.

For the year ended December 31, 2013, the Company changed its estimates of the allowance for doubtful accounts due to an improved historical trend of being able to collect accounts aged two years or more. The change in estimate resulted in an increase to operating income and net income attributable to stockholders by $801 and $616, respectively. In addition, basic and diluted earnings per share increased by $0.02 and $0.01, respectively.

The Company’s maximum exposure to credit risk at the balance sheets date relating to trade receivables is summarized as follows:

	December 31,	December 31,
	2012	2013
Aging within one year, net of allowance for doubtful accounts	$22,065	$29,565

Aging greater than one year, net of allowance for doubtful accounts	605	1,749
Total trade receivables	$22,670	$31,314